Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000081694 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000081694 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081694 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081694 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081694 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081694 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081694 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081694 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081694 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000081694 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081694 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000081694 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081694 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081694 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000081694 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000081694 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081694 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000081694 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000081694 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081695 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000081695 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081695 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081695 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081695 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081695 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081695 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081695 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081695 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081695 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081695 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081695 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081695 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081695 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081695 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000081695 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081695 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000081695 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081695 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081695 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000081695 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000081695 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081695 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000081695 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000081695 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000031763 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000031763 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031763 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000031763 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000031763 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000031763 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031763 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000031763 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000031763 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000031763 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031763 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000031763 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031763 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000031763 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000031763 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000031763 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031763 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000031763 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031763 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000031763 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000031763 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000031763 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000031763 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000031763 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000031763 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130461 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000130461 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130461 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130461 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130461 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130461 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130461 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130461 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130461 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130461 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130461 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130461 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130461 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130461 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130461 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000130461 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130461 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000130461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130461 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130461 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000130461 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130461 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130461 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000130461 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000130461 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%